Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Profit before tax	£ 804	£ 1,173
Tax calculated at the statutory rate of 25% (H123: 23.5%)	201	276
Bank surcharge on profits	22	45
Non-deductible preference dividends paid	4	5
Non-deductible UK Bank Levy	6	9
Non-deductible conduct remediation, fines and penalties	0	4
Other non-deductible costs and non-taxable income	(3)	(4)
Tax relief on dividends in respect of other equity instruments	(19)	(20)
Adjustment to prior year provisions	(4)	0
Tax on profit	£ 207	£ 315